Business Combinations- Additional Information (Detail) - EUR (€) € in Thousands		7 Months Ended	12 Months Ended
	Jun. 04, 2021	Dec. 31, 2021	Dec. 31, 2021
Tesitura Unbertino [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of voting interests acquired	60.00%
Business combination contingent consideration liability current	€ 1,170
Revenue of the acquiree since the acquistion date		€ 5,625
Profit loss of the acquiree since the acquistion date		€ 561
Business combination proforma revenue of the combined entity			€ 3,987
Business combination proforma net income loss of the combined			674
Tesitura Unbertino [Member] | Goodwill [member]
Disclosure of detailed information about business combination [line items]
Goodwill arising on account of business combination	€ 2,820
Gruppo Dondi SPA [Member]
Disclosure of detailed information about business combination [line items]
Settled liabilities contingent consideration recognized in business combination			€ 710